Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
The breakdown of “Personnel expenses” is as follows:

The breakdown of “Personnel expenses” is as follows:

Thousand of reais	2021	2020	2019
Wages and salaries	5,905,394	5,730,779	5,876,328
Social security costs	1,153,164	1,222,352	1,276,620
Benefits	1,434,815	1,390,044	1,491,485
Defined benefit pension plans (note 22)	6,415	6,892	10,917
Contributions to defined contribution pension plans	152,156	117,216	131,885
Share-based compensation	24,045	19,348	88,248
Training	54,858	49,037	66,215
Other personnel expenses	294,855	335,814	386,016
Total	9,025,702	8,871,482	9,327,714

Local and Global Program

b.1) Local and Global Program

				01/01 to 12/31/2021		01/01 to 12/31/2020
Program	Settlement Type	Vesting Period	Period of Exercise
		01/2019 to 12/2021	2022 and 2023	R$ 4,216,667	(*)	R$ 4,916,667
		01/2020 to 12/2022	2023	R$ 3,668,000	(*)	R$ -
		01/2020 to 12/2022	2023 and 2024	R$ 2,986,667	(*)	R$ 9,440,000
		01/2021 to 09/2024	2024	R$ 13,520,000	(*)	R$ -
		01/2021 to 12/2023	2023	R$ 1,834,000	(*)	R$ -
Local	Santander Brasil Bank Shares	07/2019 to 06/2022	2022	111,962	SANB11	109,677	SANB11
		09/2020 to 09/2022	2022	301,583	SANB11	450,738	SANB11
		01/2020 to 09/2023	2023	249,666	SANB11	281,031	SANB11
		01/2021 to 12/2022	2023	177,252	SANB11	-	SANB11
		01/2021 to 12/2023	2024	327,065	SANB11	-	SANB11
		01/2021 to 01/2024	2024	30,545	SANB11	-	SANB11
		01/2020 to 12/2022	2023	309,576	SAN (**)	318,478	SAN (**)
Global	Santander Spain Shares and Options	01/2020 to 12/2022	2023, with limit for options' exercise until 2030	1,618,445	Options s/ SAN (**)	1,664,983	Options s/ SAN (**)
		01/2021 to 12/2023	02/2024	135,632	SAN (**)	-
		01/2021 to 12/2023	02/2024, with limit for options' exercise until 02/2029	404,630	Options s/ SAN (**)	-
				R$ 26,225,334	(*)	R$ 14,356,667	(*)
Balance of Plans on December 31, 2021				1,198,073	SANB11	841,446	SANB11
				445,208	SAN	318,478	SAN
				2,023,075	Options s/ SAN	1,664,983	Options s/ SAN

(*) Plan target in Reais, to be converted into SANB11 shares according to the achievement of the plan's performance indicators at the end of the vesting period, based on the quotation of the last 15 trading sessions of the month immediately preceding the grant.

(**) Target of the plan in SAN shares and options, to be paid in cash at the end of the vesting period, according to the achievement of the plan's performance indicators.

The impacts on the result are recorded in the Personnel Expenses item, as follows:

The impacts on the result are recorded in the Personnel Expenses item, as follows:

		Consolidated
		01/01 to 12/31/2021	01/01 to 12/31/2020
Program	Settlement Type
Local	Santander Actions (Brazil)	20,720	10,776
Global	Santander Spain shares and stock options	3,534	846

Variable Remuneration Referenced to Shares

Program	Participant	Liquidity Type	01/01 to 12/31/2021	01/01 to 12/31/2020
Collective Identified	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	63,658	103,696
Other Employees	Superintendence level employees and other employees with variable remuneration above a minimum amount established	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	111,995	98,069